Cover Page	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	PLUS THERAPEUTICS, INC.
Entity Central Index Key	0001095981
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0827593
Entity Address, Address Line One	6420 Levit Green Boulevard
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	737
Local Phone Number	255-7194
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	6420 Levit Green Boulevard
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	737
Local Phone Number	255-7194
Contact Personnel Name	Andrew Sims